Filed under Rules 497(e) and 497(k)

Registration No. 333-08653

Seasons Series Trust

SA Multi-Managed Large Cap Value Portfolio

(the “Portfolio”)

Supplement dated October 7, to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)

dated July 29, 2022, as supplemented and amended to date

Phillip N. Davidson, Senior Vice President and Executive Portfolio Manager, a portfolio manager of the Portfolio with American Century Investment Management, Inc. (“American Century”), has announced his plans to retire effective March 31, 2023, while maintaining his portfolio management duties until December 31, 2022. Accordingly, effective as of the close of business on December 31st, all references to Mr. Davidson are removed from the Summary Prospectus, Prospectus and SAI.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus or SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-812546-LCV1.3 (10/22)